PREFERRED STOCK	12 Months Ended
Dec. 31, 2018
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED STOCK

The Company has authorized 20,000,000 shares of preferred stock with a par value of $0.01 (the "Preferred Stock"), issuable in such series and with such designations, rights and preferences as the board of directors may determine. The Company's board of directors has previously designated five series of preferred stock, consisting of 10% Series A Convertible Preferred Stock ("Series A Stock"), 10% Series B Convertible Preferred Stock ("Series B Stock"), 10% Series C Convertible Preferred Stock ("Series C Stock"), 10% Series D Convertible Preferred Stock ("Series D Stock") and 10% Series E Convertible Preferred Stock ("Series E Stock").

On November 5, 2018 we filed Articles of Amendment to our Amended and Restated Articles of Incorporation, as amended, which:

●	returned 1,000,000 shares of previously designated 10% Series B Convertible Preferred Stock, 2,000,000 shares of previously designated 10% Series C Convertible Preferred Stock and 2,000,000 shares of previously designated 10% Series D Convertible Preferred Stock to the status of authorized but undesignated and unissued shares of our blank check preferred stock as there were no shares of any of these series outstanding and no intention to issue any such shares in the future; and

●	created three new series of preferred stock, 12% Series F-1 Convertible Preferred Stock (“Series F-1”) consisting of 2,177,233 shares, 6% Series F-2 Convertible Preferred Stock (“Series F-2”) consisting of 1,408,867 shares, and 10% Series F-3 Convertible Preferred Stock (“Series F-3”) consisting of 757,917 shares.

The designations, rights and preferences of the Series F-1, Series F-2 and Series F-3 are identical, other than the dividend rate, liquidation preference and date of automatic conversion into shares of our common stock.

The Series F-1 pays dividends at the rate of 12% per annum and automatically converts into shares of our common stock on April 10, 2022. The Series F-2 pays dividends at the rate of 6% per annum and automatically converts into shares of our common on July 27, 2022. The Series F-3 pays dividends at the rate of 10% per annum and automatically converts into shares of our common stock on August 30, 2022. Additional terms of the designations, rights and preferences of the Series F-1, Series F-2 and Series F-3 include:

●	the shares have no voting rights, except as may be provided under Florida law;

●	the shares pay cash dividends subject to the provisions of Florida law at the dividend rates set forth above, payable monthly in arrears;

●	the shares are convertible at any time at the option of the holder into shares of our common stock on a 1:1 basis. The conversion ratio is proportionally adjusted in the event of stock splits, recapitalization or similar corporate events. Any shares not previously converted will automatically convert into shares of our common stock on the dates set forth above;

●	the shares rank junior to our 10% Series A Convertible Preferred Stock and our 10% Series E Convertible Preferred Stock;

●	in the event of a liquidation or winding up of the Company, the shares have a liquidation preference of $0.50 per share for the Series F-1, $0.50 per share for the Series F-2 and $0.40 per share for the Series F-3; and

●	the shares are not redeemable by the Company.

At December 31, 2018, there were 0 shares of Series A Stock and 2,500,000 shares of Series E Stock and 4,344,017 shares of Series F Stock issued and outstanding. There are no shares of Series B Stock, Series C Stock or Series D Stock issued and outstanding.

The Series A Stock is senior to all other classes of the Company's securities and has a stated value of $0.50 per share. Holders of shares of Series A Stock are entitled to the payment of a 10% dividend payable in shares of the Company’s common stock at a rate of one share of common stock for each 10 shares of Series A Stock, payable annually the 10th business day of January. The shares of Series A Stock are redeemable at the Company's option upon 20 days’ notice for an amount equal to the amount of capital invested. On the 10th business day of January 2018 there were 10,000 shares of common stock dividends owed and payable to the Series A Stockholder of record as dividends on the Series A Stock. These preferred shares automatically converted into common shares on December 30, 2018 as defined above.

On September 6, 2017, the board of directors designated 2,500,000 shares of Preferred Stock as Series E Stock, which such designation was amended on September 29, 2017. Holders of shares of Series E Stock are entitled to 10% dividends, payable monthly as may be permitted under Florida law out of funds legally available therefor. The shares of Series E Stock rank senior to any other class of our equity securities, except for the Series A Stock, have a liquidation preference of $0.40 per share and are not redeemable.

The remaining designations, rights and preferences of each of the Series A Stock and Series E Stock are identical, including (i) shares do not have voting rights, except as may be permitted under Florida law, (ii) are convertible into shares of our common stock at the holder's option on a one for one basis, (iii) are entitled to a liquidation preference equal to a return of the capital invested, and (iv) each share will automatically convert into shares of common stock five years from the date of issuance or upon a change in control. Both the voluntary and automatic conversion formulas are subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events.

During 2018, Mr. W. Kip Speyer, the Company’s Chairman and Chief Executive Officer, purchased an aggregate of 1,125,500 shares of the Company’s Series E Convertible Preferred Stock at a purchase price of $0.40 per share. The designations, rights and preferences of Series E Stock are described in Note 12.

In 2017, Mr. W. Kip Speyer, the Company’s Chairman and Chief Executive Officer, purchased an aggregate of 1,250,000 shares of Series E Stock at a purchase price of $0.40 per share.

During 2017, Mr. Richard Rogers, a director of the Company, purchased an aggregate of 125,000 shares of the Company’s 10% Series E Convertible Preferred Stock at a purchase price of $0.40 per share.

Dividends for Series E and F Convertible Preferred Stock paid to Mr. W. Kip Speyer were $107,294 and $11,164 during the years ended December 31, 2018 and 2017, respectively.